Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 29, 2020
Effective income tax rate	(26.30%)	14.50%	(81.10%)	11.60%	14.30%	0.00%
Income Tax Expense	$ 8,454	$ 2,403	$ 13,036	$ 2,403	$ 8,318	$ 0
Income tax expense benefit ,current					14,825	0
Deferred income tax expense benefit			$ 3,153	$ (688)	(6,507)	0
Deferred tax assets, valuation allowance					0	5,994
Deferred tax assets, change in valuation allowance					6,000
Deferred tax assets, operating loss carryforwards					1,490	3,710
Unrecognized tax benefits					0	0
Unrecognized tax benefits, interest and penalities					0	$ 0
Domestic Tax Authority [Member]
Deferred tax assets, operating loss carryforwards					$ 1,800
Deferred tax assets operating loss expiration year					2034
State and Local Jurisdiction [Member]
Deferred tax assets, operating loss carryforwards					$ 16,000
Deferred tax assets operating loss expiration year					2033
Minimum [Member]
Operating loss carryforwards							$ 5,000
Tax Year 2020 [Member] | Minimum [Member]
Operating loss carryforwards							1,000
Deferred tax assets, tax credit carryforwards							5,000
Tax Year 2021 [Member] | Minimum [Member]
Operating loss carryforwards							1,000
Deferred tax assets, tax credit carryforwards							5,000
Earliest Tax Year [Member] | Minimum [Member]
Operating loss carryforwards							1,000
Deferred tax assets, tax credit carryforwards							$ 5,000